EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator used in basic and diluted earnings per share:
Net income attributable to Daqo New Energy Corp. ordinary shareholders from continuing operations	$ 61,429,750	$ 96,929,053	$ 40,783,165
Income (loss) from discontinued operations, net of tax	(23,305,045)	(4,087,925)	2,710,591
Net income attributable to Daqo New Energy Corp. ordinary shareholders—basic and diluted	$ 38,124,705	$ 92,841,128	$ 43,493,756
Denominator used in basic and diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share-basic	311,715,158	265,070,961	261,742,244
Weighted average number of ordinary shares outstanding used in computing earnings per share—diluted	325,506,335	272,926,319	264,817,755
Basic earnings per share-continuing operations	$ 0.19	$ 0.37	$ 0.16
Basic earnings (loss) per share-discontinued operations	(0.07)	(0.02)	0.01
NET INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE—Basic	0.12	0.35	0.17
Diluted earnings per share-continuing operations	0.19	0.35	0.15
Diluted earnings (loss) per share-discontinued operations	(0.07)	(0.01)	0.01
NET INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE—Diluted	$ 0.12	$ 0.34	$ 0.16
Outstanding employee options excluded from computation of diluted earnings per share		263,900	10,899,141
Employee Stock Option [Member]
Denominator used in basic and diluted earnings per share:
Dilutive effects of RSUs	6,346,349	6,020,839	3,075,511
Restricted Stock Units (RSUs) [Member]
Denominator used in basic and diluted earnings per share:
Dilutive effects of RSUs	7,444,828	1,834,519	0